Exhibit 1

STORE Master Funding I-VII, XIV, XIX, XX

Net-Lease Mortgage Notes, Series 2021-1

Report To:

STORE Capital Corporation

STORE Master Funding I, LLC

STORE Master Funding II, LLC

STORE Master Funding III, LLC

STORE Master Funding IV, LLC

STORE Master Funding V, LLC

STORE Master Funding VI, LLC

STORE Master Funding VII, LLC

STORE Master Funding XIV, LLC

STORE Master Funding XIX, LLC

STORE Master Funding XX, LLC 6 May 2021

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

STORE Capital Corporation

STORE Master Funding I, LLC

STORE Master Funding II, LLC

STORE Master Funding III, LLC

STORE Master Funding IV, LLC

STORE Master Funding V, LLC

STORE Master Funding VI, LLC

STORE Master Funding VII, LLC

STORE Master Funding XIV, LLC

STORE Master Funding XIX, LLC

STORE Master Funding XX, LLC

8377 East Hartford Drive, Suite 100

Scottsdale, Arizona 85255

Re:

STORE Master Funding I, LLC, STORE Master Funding II, LLC, STORE Master Funding III, LLC, STORE Master Funding IV, LLC, STORE Master Funding V, LLC, STORE Master Funding VI, LLC, STORE Master Funding VII, LLC, STORE Master Funding XIV, LLC, STORE Master XIX, LLC and STORE Master Funding XX, LLC (together, the “Issuers”)

Net-Lease Mortgage Notes, Series 2021-1 (the “Notes”)

We have performed the procedures enumerated in Attachment A, which were agreed to by STORE Capital Corporation (the “Property Manager”), the Issuers, Credit Suisse Securities (USA) LLC (“Credit Suisse”) and Morgan Stanley & Co. LLC (“Morgan Stanley,” together with the Property Manager, Issuers and Credit Suisse, the “Specified Parties”), solely to assist the Issuers in evaluating the accuracy of certain information with respect to a pool consisting primarily of (i) fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Owned Properties”) and (ii) each of the leases with respect to such Owned Properties and all payments required thereunder (the “Leases,” together with the Owned Properties, the “Collateral Pool”) relating to the Issuers’ securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Property Manager, on behalf of the Issuers, provided us with, or instructed us to obtain, as applicable:

a.	Electronic data files:

i.

Labeled “3-15-21 Data Tape FinalCSv2—with schedules (DF).xlsx” and the corresponding record layout and decode information, as applicable, with a tab labeled “8-15-19” (the “2019-1 Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information as of 15 August 2019 (the “2019-1 Cut-off Date”) relating to a pool consisting primarily of fee title to, and leasehold interests in ground leases on, commercial real estate properties and each of the corresponding leases and all payments required thereunder (the “Related Series Owned Properties and Leases”),

ii.

Labeled “3-15-21 Data Tape Final 4.9.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the Owned Properties and Leases as of 15 March 2021 (the “Statistical Cut-off Date”) (or with respect to certain appraisal information, as of 1 April 2021, the (“Appraisal Cut-off Date”)),

iii.

Labeled “3-15-21 Data Tape Final 4.21.xlsx” and the corresponding record layout and decode information, as applicable (the “Updated Data File,” together with the Data File, the “Provided Data Files”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the Owned Properties and Leases as of the Statistical Cut-off Date (or with respect to certain appraisal information, as of the Appraisal Cut-off Date),

iv.

Labeled “03.2021 Portfolio Trial Balance (run 04.09.21).xls” and the corresponding record layout and decode information, as applicable (the “Investment Portfolio Trial Balance Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains certain information relating to the property ID (the “Property ID”) for each Owned Property and Lease as of the Statistical Cut-off Date,

v.

Labeled “Cash Flow Report—Audit Sample.xlsx” and the corresponding record layout and decode information, as applicable (the “STORE Cash Flow Reports Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains certain information relating to the current consolidated payment for certain Owned Properties and Leases as of the Statistical Cut-off Date and

vi.

Labeled “FCCR Report—Audit Sample.xlsx” and the corresponding record layout and decode information, as applicable (the “Unit Financial Support Schedule,” together with the Investment Portfolio Trial Balance Schedule and STORE Cash Flow Reports Schedule, the “Source Schedules”), that the Property Manager, on behalf of the Issuers, indicated contains certain information relating to the most recent aggregated unit FCCR for certain Owned Properties and Leases as of the Statistical Cut-off Date,

b.

Certain schedules and the corresponding record layout and decode information, as applicable (the “Exempt Lease Schedules”), that the Property Manager, on behalf of the Issuers, indicated contain certain information relating to the Related Series Owned Properties and Leases that have Sample Characteristic (as defined herein) values that have changed since the 2019-1 Cut-off Date,

c.	Imaged copies of:

i.

The lease agreement or master lease agreement, unconditional guaranty of payment and performance and any corresponding amendments, addendums, estoppels, assignment and assumptions, notice of name changes or other related documents (collectively and as applicable, the “Lease Agreement”),

ii.	The credit memorandum and any corresponding schedules and addendums or other related documents (collectively and as applicable, the “Credit Memorandum”),

iii.	The appraisal and any appraiser supplied confirmations or other related documents (collectively and as applicable, the “Appraisal”),

iv.	The settlement statement, purchaser’s statement, buyer/seller disbursement statement or other related documents (collectively and as applicable, the “Settlement Statement”),

v.	The survey, floor plan, tax lookup—property card or other related documents (collectively and as applicable, the “Survey”),

vi.	The phase I environmental report (the “Phase I Environmental Report”),

vii.	The property condition report (the “Property Condition Report”),

viii.	The detailed balance sheet (the “Detailed Balance Sheet”),

ix.

The certificate of use and occupancy (the “Certificate of Use and Occupancy,” together with the Lease Agreement, Credit Memorandum, Appraisal, Settlement Statement, Survey, Phase I Environmental Report, Property Condition Report and Detailed Balance Sheet, the “Source Documents”),

as applicable, that the Property Manager, on behalf of the Issuers, indicated relate to each Sample 2021-1 Owned Property and Lease (as defined herein),

d.

A schedule and the corresponding record layout and decode information, as applicable (the “NAICS and SIC Code Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the sector and industry group for the Sample 2021-1 Owned Properties and Leases,

e.

A schedule and the corresponding record layout and decode information, as applicable (the “Industry Group Mapping File”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the industry group Sample Characteristic for certain Sample 2021-1 Owned Properties and Leases,

f.

A schedule and the corresponding record layout and decode information, as applicable (the “March 2021 Master Trust Report Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the current consolidated payment Sample Characteristic for Sample 2021-1 Owned Property and Lease Numbers (as defined herein) 4, 31 and 44,

g.

A schedule and the corresponding record layout and decode information, as applicable (the “L0001163 Financial Support Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the most recent aggregate unit FCCR Sample Characteristic for Sample 2021-1 Owned Property and Lease Numbers 50 and 55,

h.

A schedule and the corresponding record layout and decode information, as applicable (the “Budget Schedule,” together with the Source Schedules, Source Documents, NAICS and SIC Code Schedule, Industry Group Mapping File, March 2021 Master Trust Report Schedule and L0001163 Financial Support Schedule, the “Sources”), that the Property Manager, on behalf of the Issuers, indicated contains information relating to the year built and consolidated appraised value Sample Characteristics for Sample 2021-1 Owned Property and Lease Number 14,

i.	The list of relevant characteristics (the “Sample Characteristics”) on the 2019-1 Data File, Data File and Updated Data File, which is shown on Exhibit 1 to Attachment A,

j.	The following list of certain Sample Characteristics:

i.	Tenant,

ii.	Sector,

iii.	Industry group,

iv.	Concept,

v.	Master lease,

vi.	Personal guarantee,

vii.	Corporate guarantee,

viii.	Land FT,

ix.	Building FT,

x.	Lease term start date,

xi.	Lease expiration year,

xii.	Original lease term (months),

xiii.	Initial lease rate,

xiv.	Rent increase type,

xv.	Rent bump % cap,

xvi.	Tenant purchase option (Y/N),

xvii.	Next lease renewal option date,

xviii.	Year built,

xix.	Appraisal date,

xx.	Raw land value and

xxi.	Consolidated appraisal value,

(collectively, the “Variable Sample Characteristics”),

k.

An imaged copy of a lease agreement (the “L0000345 Lease Agreement”), that the Property Manager, on behalf of the Issuers, indicated relates to the Owned Properties corresponding to contract ID L0000345, as shown on the Updated Data File, and

l.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Credit Suisse, on behalf of the Issuers, provided us with a schedule (the “Sample 2021-1 Owned Properties and Leases Schedule”) that Credit Suisse, on behalf of the Issuers, indicated contains a list of 60 Owned Properties and Leases that are not Related Series Owned Properties and Leases (the “Sample 2021-1 Owned Properties and Leases”). Credit Suisse, on behalf of the Issuers, did not inform us as to the basis for how they determined the number of Sample 2021-1 Owned Properties and Leases or the methodology they used to select the Sample 2021-1 Owned Properties and Leases.

For the purpose of the procedures described in this report, the 60 Sample 2021-1 Owned Properties and Leases are referred to as Sample 2021-1 Owned Property and Lease Numbers 1 through 60.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuers are responsible for the 2019-1 Data File, Provided Data Files, Exempt Lease Schedules, Sources, Sample Characteristics, Variable Sample Characteristics, L0000345 Lease Agreement and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the 2019-1 Data File, Exempt Lease Schedules, Sources, L0000345 Lease Agreement or any other information provided to us, or that we were instructed to obtain, as applicable, by the Property Manager or Credit Suisse, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Collateral Pool, (b) questions of legal or tax interpretation or (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Property Manager or Credit Suisse, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP 6 May 2021

Attachment A Page 1 of 5

Procedures performed and our associated findings

1.

For each Sample 2021-1 Owned Property and Lease, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources or Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

The Source(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Sample Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source is listed for a Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 1 to Attachment A. In addition, if a particular Source contained multiple values for the same Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Data File for the Sample Characteristic agreed with at least one of the values on the corresponding Source. We performed no procedures to reconcile any differences that may exist between various values on a Source for the same Sample Characteristic.

2. For each commercial real estate property and related lease on the 2019-1 Data File and Data File, we compared the Property ID, as shown on the 2019-1 Data File, to the corresponding Property ID on the Data File and noted that:

a.	101 of the Related Series Owned Properties and Leases included on the 2019-1 Data File were not included on the Data File and

b.	149 of the Owned Properties and Leases on the Data File were not included on the 2019-1 Data File (the “2021-1 Owned Properties and Leases”).

The Property Manager, on behalf of the Issuers, indicated that the 101 Related Series Owned Properties and Leases not included on the Data File were sold or substituted out after the 2019-1 Cut-off Date and prior to the Statistical Cut-off Date. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Property Manager, on behalf of the Issuers, that is described in the preceding sentence.

Attachment A Page 2 of 5

3.

For each Related Series Owned Property and Lease on the Data File, we compared the Sample Characteristics (except as described in the succeeding paragraph(s) of this Item and subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item), all as shown on the 2019-1 Data File, to the corresponding information as shown on the Data File. All such compared information was in agreement.

For the purpose of comparing the land FT and building FT Sample Characteristics, the Property Manager, on behalf of the Issuers, instructed us to round the land FT and building FT, both as shown on the 2019-1 Data File, to the nearest square foot.

For the purpose of comparing the raw land value Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to round the raw land value, as shown on the Data File, to the nearest dollar.

The Property Manager, on behalf of the Issuers, instructed us not to perform the comparison procedures described in this Item for:

a.

The date of last bump in rent, date of next bump in rent, current consolidated payment and most recent aggregate unit FCCR Sample Characteristics, which the Property Manager, on behalf of the Issuers, instructed us not to compare due to the passage of time between the 2019-1 Cut-off Date and Statistical Cut-off Date and

b.

Any Related Series Owned Property and Lease with any one or more, of the Variable Sample Characteristics, as applicable, indicated on the Exempt Lease Schedules, which the Property Manager, on behalf of the Issuers, indicated was expected to have changed due to certain amendments and other changes between the 2019-1 Cut-off Date and the Statistical Cut-off Date corresponding to the Variable Sample Characteristics.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf the Issuers, described in this Item.

4.

For each Owned Property and Lease on the Data File and Updated Data File, we compared the Property ID, as shown on the Data File, to the corresponding Property ID, as shown on the Updated Data File, and noted that:

a.	All of the Owned Properties and Leases were included on both the Data File and Updated Data File and

b.	No commercial real estate properties and related leases other than the Owned Properties and Leases were included on the Data File or Updated Data File.

5.

For each Sample 2021-1 Owned Property and Lease, we compared the Sample Characteristics, as shown on the Data File, to the corresponding information, as shown on the Updated Data File. All such compared information was in agreement.

Attachment A Page 3 of 5

6.

For each Related Series Owned Property and Lease on the Updated Data File, we compared the Sample Characteristics (except as described in the succeeding paragraph(s) of this Item and subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item), all as shown on the 2019-1 Data File, to the corresponding information as shown on the Updated Data File. All such compared information was in agreement.

For the purpose of comparing the land FT and building FT Sample Characteristics, the Property Manager, on behalf of the Issuers, instructed us to round the land FT and building FT, both as shown on the 2019-1 Data File, to the nearest square foot.

For the purpose of comparing the raw land value Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to round the raw land value, as shown on the Updated Data File, to the nearest dollar.

The Property Manager, on behalf of the Issuers, instructed us not to perform the comparison procedures described in the this Item for:

a.

The date of last bump in rent, date of next bump in rent, current consolidated payment and most recent aggregate unit FCCR Sample Characteristics, which the Property Manager, on behalf of the Issuers, instructed us not to compare due to the passage of time between the 2019-1 Cut-off Date and Statistical Cut-off Date and

b.

Any Related Series Owned Property and Lease with any one or more, of the Variable Sample Characteristics, as applicable, indicated on the Exempt Lease Schedules, which the Property Manager, on behalf of the Issuers, indicated was expected to have changed due to certain amendments and other changes between the 2019-1 Cut-off Date and the Statistical Cut-off Date corresponding to the Variable Sample Characteristics.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf the Issuers, described in this Item.

Attachment A Page 4 of 5

7.	Using:

a.	Information on the Updated Data File and

b.	The additional information, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, which are described in the succeeding paragraph(s) of this Item,

we recalculated the current lease rate of each Owned Property and Lease (except as described in the succeeding paragraph(s) of this Item). We compared the results of our recalculations to the corresponding current lease rate, as shown on the Updated Data File, and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the current lease rate of each Owned Property and Lease (except as described in the succeeding paragraph(s) of this Item and subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item) by:

i.	Multiplying the current consolidated payment, as shown on the Updated Data File, by twelve,

ii.	Dividing the result of i. by the sum of the consolidated contract price for each unique Property ID corresponding to the same contract ID, as shown on the Updated Data File, and

iii.	Rounding the result of ii. to the nearest 0.01%.

For the purpose of this procedure the Property Manager, on behalf of the Issuers, instructed us to round the current lease rate of each Owned Property and Lease, as shown on the Updated Data File, to the nearest 0.01%.

For the purpose of this procedure for the Owned Properties and Leases corresponding to Property IDs P0000560, P0000561, P0000929 and P0001429, the Property Manager, on behalf of the Issuers, instructed us to note agreement with the current lease rate, as shown on the Updated Data File, if the current lease rate was equal to the initial lease rate, as shown on the Updated Data File, rounded to the nearest 0.01%.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us not to recalculate the current lease rate for:

(a)	Any Owned Property and Lease that is a “Hybrid Investment,” as shown on the Updated Data File,

(b)	Any Owned Property and Lease that is subject to a percentage rent clause, as indicated on the Updated Data File, or

(c)

The Owned Property and Lease corresponding to Property ID P0002356 and contract ID I0000001, both as shown on the Updated Data File, which the Property Manager, on behalf of the Issuers, indicated is subject to an intercompany lease.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

Attachment A Page 5 of 5

8.	Using:

a.	Information on the Updated Data File and

b.	The additional instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item,

we recalculated the remaining lease term (as of cut-off date) of each Owned Property and Lease (except as described in the succeeding paragraph(s) of this Item). We compared the results of our recalculations to the corresponding remaining lease term (as of cut-off date), as shown on the Updated Data File, and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the remaining lease term (as of cut-off date) of each Owned Property and Lease (except as described in the succeeding paragraph(s) of this Item) by:

i.	Recalculating the difference in years between the year of the Statistical Cut-off Date and the year of the rent commencement date (original start date), as shown on the Updated Data File,

ii.	Multiplying the result of i. by twelve,

iii.	Recalculating the difference in months between the month of the Statistical Cut-off Date and the month of the rent commencement date (original start date), as shown on the Updated Data File,

iv.	Adding the results of ii. and iii. and

v.	Subtracting the result of iv. from the original lease term (months), as shown on the Updated Data File.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to subtract 1.00 from the result obtained in v. above if the rent commencement date (original start date), as shown on the Updated Data File, occurred on the first of the month or the first business day of the month.

For the purpose of comparing the remaining lease term (as of cut-off date) for the Owned Properties corresponding to contract ID L0000345, as shown on the Updated Data File, the Property Manager, on behalf of the Issuers, instructed us to recalculate the remaining lease term (as of cut-off date) using the information, assumptions and methodologies described in the L0000345 Lease Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Source(s)	Note(s)
Property ID	Investment Portfolio Trial Balance Schedule

Tenant	Lease Agreement	i.

Sector	NAICS and SIC Code Schedule	ii.

Industry group	(a) NAICS and SIC Code Schedule or (b) NAICS and SIC Code Schedule and Industry Group Mapping File	iii.

Concept	Credit Memorandum	i.

Master lease	Lease Agreement	iv.

Personal guarantee	Lease Agreement

Corporate guarantee	Lease Agreement

Property acquisition date	Settlement Statement

Land FT	(a) Survey or (b) Survey and recalculation	v., vi.

Building FT	(a) Survey and recalculation, (b) Survey, (c) Property Condition Report or (d) Survey, Property Condition Report and recalculation	v., vii.

Lease term start date	Lease Agreement	viii.

Lease expiration year	Lease Agreement

Original lease term (months)	Lease Agreement and recalculation	ix.

Initial lease rate	Credit Memorandum

Date of last bump in rent	Lease Agreement

Date of next bump in rent	Lease Agreement

Rent increase type	Lease Agreement	i.

Rent bump % cap	Lease Agreement	x.

Tenant purchase option (Y/N)	Lease Agreement

Next lease renewal option date	Lease Agreement

Current consolidated payment	(a) STORE Cash Flow Reports Schedule and recalculation or (b) Master 2021 Master Trust Report Schedule	xi.

Exhibit 1 to Attachment A

Sample Characteristic	Source(s)	Note(s)
Most recent aggregate unit FCCR	Unit Financial Support Schedule, Detailed Balance Sheet or L0001163 Financial Support Schedule	xii.

City	Appraisal or Lease Agreement	i., xiii.

State	Appraisal

Zip code	Appraisal, Settlement Statement or Lease Agreement	xiv.

Year built	(a) Appraisal, (b) Phase I Environmental Report, (c) Property Condition Report or (d) Budget Schedule and Appraisal	xv.

Appraisal date	(a) Appraisal or (b) Appraisal and Certificate of Use and Occupancy	xvi.

Raw land value	Appraisal

Consolidated appraised value	(a) Appraisal or (b) Appraisal and Budget Schedule	xvii.

Notes:

i.

For the purpose of comparing the indicated Sample Characteristics for each Sample 2021-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences due to punctuation, abbreviation, truncation or misspelling.

ii.

For the purpose of comparing the sector Sample Characteristic for each Sample 2021-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the first two digits of the NAICS code, as shown on the Data File, to identify the sector description, as shown on the NAICS and SIC Code Schedule, and compare the sector description information on the NAICS and SIC Code Schedule to the corresponding sector Sample Characteristic that is shown on the Data File.

iii.

For the purpose of comparing the industry group Sample Characteristic for each Sample 2021-1 Owned Property and Lease (except for the Sample 2021-1 Owned Properties and Leases with a STORE Shortened Industry Group (as defined in the succeeding paragraph(s) of this note)), the Property Manager, on behalf of the Issuers, instructed us to use the first four digits of the NAICS code, as shown on the Data File, to identify the industry group description, as shown on the NAICS and SIC Code Schedule, and compare the industry group description information on the NAICS and SIC Code Schedule to the corresponding industry group Sample Characteristic that is shown on the Data File.

Exhibit 1 to Attachment A

Notes: (continued)

iii. (continued)

The Property Manager, on behalf of the Issuers, indicated that certain Sample 2021-1 Owned Properties and Leases have an industry group Sample Characteristic, as shown on the Data File, with a shortened description (each, a “STORE Shortened Industry Group”).

For the purpose of comparing the industry group Sample Characteristic for each Sample 2021-1 Owned Property and Lease with a STORE Shortened Industry Group, the Property Manager, on behalf of the Issuers, instructed us to:

a.	Use the first four digits of the NAICS code, as shown on the Data File, to identify the industry group description, as shown on the NAICS and SIC Code Schedule,

b.

Use the industry group description, as shown on the NAICS and SIC Code Schedule, to identify the Property Manager’s shortened industry group description, as shown on the Industry Group Mapping File, and

c.	Compare the Property Manager’s shortened industry group description, as shown on the Industry Group Mapping File to the STORE Shortened Industry Group.

iv.

For the purpose of comparing the master lease Sample Characteristic for each Sample 2021-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a master lease Sample Characteristic value of “N” or “N/A,” as shown on the Data File, if no master lease agreement was included in the Lease Agreement for the related Sample 2021-1 Owned Property and Lease.

v.

For the purpose of comparing the indicated Sample Characteristics for each Sample 2021-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to round any square footage amounts shown in the Survey to the nearest square foot.

vi.

For the purpose of comparing the land FT Sample Characteristic for each Sample 2021-1 Owned Property and Lease (except for Sample 2021-1 Owned Property and Lease Numbers 9 and 45), the Property Manager, on behalf of the Issuers, instructed us to use the Survey as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the land FT Sample Characteristic for Sample 2021-1 Owned Property and Lease Number 9, the Property Manager, on behalf of the Issuers, instructed us to recalculate the land FT by:

a.	Summing the land areas of TRACT I, TRACT II and TRACT III, all as shown in the Survey (and in accordance with any other applicable note(s)) and

b.	Rounding the result of a. to the nearest square foot.

Exhibit 1 to Attachment A

Notes: (continued)

vi. (continued)

For the purpose of comparing the land FT Sample Characteristic for Sample 2021-1 Owned Property and Lease Number 45, the Property Manager, on behalf of the Issuers, instructed us to recalculate the land FT by:

a.	Multiplying:

(1)	The land area in acres, as shown in the Survey (and in accordance with any other applicable note(s)),

by

(2)	43,560 and

b.	Rounding the result of a. to the nearest square foot.

For the purpose of comparing the land FT Sample Characteristics for each Sample 2021-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- two square feet or less.

vii.

The Property Manager, on behalf of the Issuers, instructed us not to compare the building FT Sample Characteristic for Sample 2021-1 Owned Property and Lease Numbers 1, 6, 8, 12, 14, 15, 17, 23, 26, 28, 35, 41, 43, 45, 46, 48, 51 and 58, which they indicated were mezzanine or multi-story buildings.

For the purpose of comparing the building FT Sample Characteristic for each remaining Sample 2021-1 Owned Property and Lease with more than one building, as shown in the Survey, the Property Manager, on behalf of the Issuers, instructed us to recalculate the building FT as the sum of the number of square feet of all buildings, all as shown in the Survey (and in accordance with any other applicable note(s)).

For the purpose of comparing the building FT Sample Characteristic for each remaining Sample 2021-1 Owned Property and Lease (except for Sample 2021-1 Owned Property and Lease Numbers 20 and 60), the Property Manager, on behalf of the Issuers, instructed us:

a.	To use the Survey as the Source (and in accordance with any other applicable note(s)) and

b.	Not to include the area of any sheds, as applicable, as shown in the Survey.

For the purpose of comparing the building FT Sample Characteristic for Sample 2021-1 Owned Property and Lease Number 20, the Property Manager, on behalf of the Issuers, instructed us to use the Property Condition Report as the Source.

Exhibit 1 to Attachment A

Notes: (continued)

vii. (continued)

For the purpose of comparing the building FT Sample Characteristic for Sample 2021-1 Owned Property and Lease Number 60, the Property Manager, on behalf of the Issuers, instructed us to recalculate the building FT as the sum of the:

a.	Building FT, as shown in the Survey (and in accordance with any other applicable note(s)), and

b.	Building FT of the mezzanine space, as shown in the Property Condition Report.

For the purpose of comparing the building FT Sample Characteristics for each Sample 2021-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- one square foot or less.

viii.

For the purpose of comparing the lease term start date Sample Characteristic for each Sample 2021-1 Owned Property and Lease (except for Sample 2021-1 Owned Property and Lease Numbers 24 and 49), the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the lease term start date Sample Characteristic for Sample 2021-1 Owned Property and Lease Numbers 24 and 49, the Property Manager, on behalf of the Issuers, instructed us to use the initial contract date, as shown on the Data File.

ix.

For the purpose of comparing the original lease term (months) Sample Characteristic for each Sample 2021-1 Owned Property and Lease (except for Sample 2021-1 Owned Property and Lease Numbers 4, 24 and 49), the Property Manager, on behalf of the Issuers, instructed us to recalculate the original lease term (months) by:

a.	Calculating the difference in years between the year of the lease term expiration date and the year of the lease term start date, both as shown in the Lease Agreement,

b.	Multiplying the result of a. by twelve,

c.	Calculating the difference in months between the month of the lease term expiration date and the month of the lease term start date, both as shown in the Lease Agreement,

d.	Adding the results of b. and c and

e.	Adding 1 to the result of d. only if:

(1)	The day of the lease term start date, as shown in the Lease Agreement, is the first day of the month and

(2)	The day of the lease term expiration date, as shown in the Lease Agreement, is the last day of the month.

Exhibit 1 to Attachment A

Notes: (continued)

ix.	(continued)

For the purpose of comparing the original lease term (months) Sample Characteristic for Sample 2021-1 Owned Property and Lease Numbers 4, 24 and 49, the Property Manager, on behalf of the Issuers, instructed us to recalculate the original lease term (months) by:

a.

Calculating the difference in years between the year of the lease term expiration date, as shown in the Lease Agreement, and the year of the rent commencement date (original start date), as shown on the Data File,

b.	Multiplying the result of a. by twelve,

c.

Calculating the difference in months between the month of the lease term expiration date, as shown in the Lease Agreement, and the month of the rent commencement date (original start date), as shown on the Data File, and

d.	Adding the results of b. and c.

x.

For the purpose of comparing the rent bump % cap Sample Characteristic for each Sample 2021-1 Owned Property and Lease with more than one rent bump % cap, as shown in the Lease Agreement, the Property Manager, on behalf of the Issuers, instructed us to use the first rent bump % cap occurring after the Statistical Cut-off Date, as shown in the Lease Agreement.

xi.

For the purpose of comparing the current consolidated payment Sample Characteristic for each Sample 2021-1 Owned Property and Lease (except for Sample 2021-1 Owned Property and Lease Numbers 4, 31 and 44), the Property Manager, on behalf of the Issuers, instructed us to recalculate the current consolidated payment by adding the “Apr-21” payment for each unique Property ID, as shown on the STORE Cash Flow Reports Schedule, that corresponds to the same contract ID.

For the purpose of comparing the current consolidated payment Sample Characteristic for Sample 2021-1 Owned Property and Lease Numbers 4, 31 and 44, the Property Manager, on behalf of the Issuers, instructed us to use the “% rent,” as shown on the March 2021 Master Trust Report Schedule.

xii.

For the purpose of comparing the most recent aggregate unit FCCR Sample Characteristic for each Sample 2021-1 Owned Property and Lease (except for Sample 2021-1 Owned Property and Lease Numbers 15, 50, 54, 55 and 60), the Property Manager, on behalf of the Issuers, instructed us to use the Unit Financial Support Schedule as the Source.

For the purpose of comparing the most recent aggregate unit FCCR Sample Characteristic for Sample 2021-1 Owned Property and Lease Numbers 15, 54 and 60, the Property Manager, on behalf of the Issuers, instructed us to use the Detailed Balance Sheet as the Source.

For the purpose of comparing the most recent aggregate unit FCCR Sample Characteristic for Sample 2021-1 Owned Property and Lease Numbers 50 and 55, the Property Manager, on behalf of the Issuers, instructed us to use the L0001163 Financial Support Schedule as the Source.

Exhibit 1 to Attachment A

Notes: (continued)

xiii.

For the purpose of comparing the city Sample Characteristic for each Sample 2021-1 Owned Property and Lease (except for Sample 2021-1 Owned Property and Lease Number 7), the Property Manager, on behalf of the Issuers, instructed us to use the Appraisal as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the city Sample Characteristic for Sample 2021-1 Owned Property and Lease Number 7, the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source (and in accordance with any other applicable note(s)).

xiv.

For the purpose of comparing the zip code Sample Characteristic for each Sample 2021-1 Owned Property and Lease (except for Sample 2021-1 Owned Property and Lease Numbers 5, 13 and 54), the Property Manager, on behalf of the Issuers, instructed us to use the Appraisal as the Source.

For the purpose of comparing the zip code Sample Characteristic for Sample 2021-1 Owned Property and Lease Number 5, the Property Manager, on behalf of the Issuers, instructed us to use the Settlement Statement as the Source.

For the purpose of comparing the zip code Sample Characteristic for Sample 2021-1 Owned Property and Lease Numbers 13 and 54, the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source.

xv.

For the purpose of comparing the year built Sample Characteristic for each Sample 2021-1 Owned Property and Lease (except for Sample 2021-1 Owned Property and Lease Numbers 14 and 34), the Property Manager, on behalf of the Issuers, instructed us to use the Appraisal, Phase I Environmental Report or Property Condition Report, as applicable, as the Source (subject to the additional instruction(s) provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item).

For the purpose of comparing the year built Sample Characteristic for Sample 2021-1 Owned Property and Lease Number 14, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a year built value of “0,” as shown on the Data File, if the construction completion date, as shown on the Budget Schedule, was after the appraisal date, as shown in the Appraisal (and in accordance with any other applicable note(s)).

For the purpose of comparing the year built Sample Characteristic for Sample 2021-1 Owned Property and Lease Number 34, the Property Manager, on behalf of the Issuers, instructed us to use the Appraisal as the Source and note agreement in accordance with the decode table shown below:

Data File Value	Appraisal Value
1990	Early 1990s

Exhibit 1 to Attachment A

Notes: (continued)

xvi.

For the purpose of comparing the appraisal date Sample Characteristic for each Sample 2021-1 Owned Property and Lease (except for Sample 2021-1 Owned Property and Lease Numbers 18 and 54), the Property Manager, on behalf of the Issuers, instructed us to use the appraisal date corresponding to the “’as is’ fair value,” as shown in the Appraisal, if there were multiple appraisal dates shown in the Appraisal.

For the purpose of comparing the appraisal date Sample Characteristic for Sample 2021-1 Owned Property and Lease Number 18, the Property Manager, on behalf of the Issuers, instructed us to use the appraisal date corresponding to the “’as complete’ fair value,” as shown in the Appraisal.

For the purpose of comparing the appraisal date Sample Characteristic for Sample 2021-1 Owned Property and Lease Numbers 54, the Property Manager, on behalf of the Issuers, instructed us to use the Appraisal and Certificate of Use and Occupancy as the Sources.

For the purpose of comparing the appraisal date Sample Characteristics for each Sample 2021-1 Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- one day.

xvii.

For the purpose of comparing the consolidated appraised value Sample Characteristic for each Sample 2021-1 Owned Property and Lease (except for Sample 2021-1 Owned Property and Lease Number 14), the Property Manager, on behalf of the Issuers, instructed us to use the Appraisal as the Source.

For the purpose of comparing the consolidated appraised value Sample Characteristic for Sample 2021-1 Owned Property and Lease Number 14, the Property Manager, on behalf of the Issuers, instructed us to use the raw land value, as shown in the Appraisal (and in accordance with any other applicable note(s)), if the construction completion date, as shown on the Budget Schedule, was after the appraisal date, as shown in the Appraisal (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample 2021-1 Owned Property and Lease Number	Sample Characteristic	Data File Value	Source Value
14	Land FT	653,389	653,663